CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS	12 Months Ended
Dec. 31, 2020
CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS
CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS

4.           CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS

The preparation of the Company’s consolidated financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the accompanying disclosures, and the disclosure of contingent liabilities. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods.

Estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

The Company makes estimates and assumptions concerning the future. The resulting accounting estimates will, by definition, seldom equal the related actual results. The key sources of estimation uncertainty and key assumptions concerning the future at the end of the reporting period, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below:

Useful lives and impairment assessment of property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation and identified impairment losses. The estimation of useful lives impacts the level of annual depreciation expenses recorded. Property, plant and equipment are evaluated for possible impairment on a specific asset basis or in groups of similar assets, as applicable. This process requires management’s estimate of future cash flows generated by each asset or group of assets. For any instance where this evaluation process indicates impairment, the relevant asset’s carrying amount is written down to the recoverable amount and the amount of the write-down is charged against profit or loss.

Investment properties are stated at cost less accumulated depreciation and identified impairment losses. The estimation of useful lives impacts the level of annual depreciation expenses recorded. Investment properties are evaluated for possible impairment on a specific asset basis or in groups of similar assets, as applicable. This process requires management’s estimate of future cash flows generated by each asset or group of assets. For any instance where this evaluation process indicates impairment, the relevant asset’s carrying amount is written down to the recoverable amount and the amount of the write-down is charged against profit or loss.

Impairment loss recognized in respect of property, plant and equipment

As of December 31, 2020, the net carrying amount of property, plant and equipment was approximately RMB 68,000 (2019: RMB 35,000). No impairment loss was recognized against the original carrying amount of property, plant and equipment for the year ended December 31, 2020. The impairment loss recognized for the years ended December 31, 2019 and 2018 was nil and RMB 75,907,000, respectively. Determining whether property, plant and equipment are impaired requires an estimation of the recoverable amount of the property, plant and equipment. Such estimation was based on certain assumptions, which are subject to uncertainty and might materially differ from the actual results.

Impairment loss recognized in respect of investment property

As of December 31, 2020, the net carrying amount of investment property was nil (2019: nil). No impairment loss was recognized against the original carrying amount of investment property for the year ended December 31, 2020. The impairment loss recognized for the years ended December 31, 2019 and 2018 was approximately nil  and RMB 4,858,000, respectively. Determining whether investment property are impaired requires an estimation of the recoverable amount of the investment property. Such estimation was based on certain assumptions, which are subject to uncertainty and might materially differ from the actual results.

Impairment loss recognized in respect of land use rights

As of December 31, 2020, the net carrying amount of land use rights was nil (2019: nil). No impairment loss was recognized against the original carrying amount of land use rights for the year ended December 31, 2020. The carrying amounts of land used rights were reclassified to right-of-use assets to conform to IFRS 16 during the year ended December 31, 2020. The impairment loss recognized for the years ended December 31, 2019 and 2018 was nil and RMB 4,256,000, respectively. Determining whether land use rights are impaired requires an estimation of the recoverable amount of the land use rights. Such estimation was based on certain assumptions, which are subject to uncertainty and might materially differ from the actual results.

Impairment of goodwill

Determining whether goodwill is impaired requires an estimation of the value in use of the cash-generating units to which goodwill has been allocated. The value in use calculation requires the Company to estimate the future cash flows expected to arise from the cash-generating unit and a suitable discount rate in order to calculate present value. Where the actual future cash flows are less than expected, a material impairment loss may arise. No impairment was made on goodwill for the year ended December 31, 2020. The impairment made on goodwill for the years ended December 31, 2019 and 2018 was nil.

Income tax

The Company has exposure to income taxes in the PRC. Significant judgment is required in determining the provision for income taxes. There are certain transactions and computations for which the ultimate tax determination is uncertain during the ordinary course of business. The Company recognizes liabilities for expected tax issues based on estimates of whether additional taxes will be due. When the final tax outcome of these matters is different from the amounts that were initially recognized, such differences will impact the income tax and deferred tax provisions in the period in which such determination is made. The carrying amounts of the Company’s income tax payable as of December 31, 2020 and 2019 were nil.

Provision for deferred tax

Determining income tax provisions involves judgement on the future tax treatment of certain transactions. The management evaluates tax implications of transactions and tax provisions are set up accordingly. The tax treatment of such transactions is reconsidered periodically to take into account all changes in tax legislation. Deferred tax assets are recognized for tax losses not yet used and temporary deductible differences. As those deferred tax assets can only be recognized to the extent that it is probable that future taxable profit will be available against which the unused tax credits can be utilized, management’s judgement is required to assess the probability of future taxable profits. Management’s assessment is constantly reviewed and additional deferred tax assets are recognized if it becomes probable that future taxable profits will allow the deferred tax asset to be recovered.

Impairment of trade receivables

The Company’s management assesses the collectability of trade receivables. This estimate is based on the credit history of the Company’s customers and the current market conditions. Management assesses the collectability of trade receivables at the balance sheet dates and makes the provision, if any. The identification of doubtful debts requires the use of judgment and estimates. Judgment is required in assessing the ultimate realization of these receivables, including the current creditworthiness, past collection history of each customer and on-going dealings with them. Where the expectation is different from the original estimate, such difference will impact the carrying value of trade and other receivables and doubtful debts expenses in the period in which such estimate has been changed. The net carrying amounts of the Company’s trade receivables as of December 31, 2020 and 2019 were RMB 101,470,000 and RMB 177,023,000, respectively.

Net realizable value of inventories

Net realizable value of inventories is the management’s estimation of future selling price in the ordinary course of business, less estimated costs of completion and selling expenses. These estimates are based on the current market condition and the historical experience of selling products of a similar nature. It could change significantly as a result of various market factors. The net carrying amounts of the Company’s inventories as of December 31, 2020 and 2019 were RMB 52,201,000 and RMB 165,296,000, respectively.

Share-based payment transaction

The Company measures the cost of equity-settled transactions with employees by reference to the fair value of the equity instruments at the date at which they are granted. Estimating fair value for share-based payment transactions requires determining the most appropriate valuation model, which is dependent on the terms and conditions of the grant. This estimate also requires determining the most appropriate inputs to the valuation model including the expected life of the stock option, volatility and dividend yield and making assumptions about them. The assumptions and models used for estimating fair value for share-based payment transactions are disclosed in Note 24.